FVM - Valuation adjustments: Deferred day-1 P&L (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Deferred Day-1 Profit Or Loss [Line Items]
Reserve balance at the beginning of the period	$ 161	$ 255	$ 479	$ 255	$ 338
Profit / (loss) deferred on new transactions	58	33	53	90	250
(Profit) / loss recognized in the income statement	(60)	(126)	(252)	(187)	(308)
Foreign currency translation	0	(1)	(4)	(1)	(3)
Reserve balance at the end of the period	$ 158	$ 161	$ 276	$ 158	$ 276